Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014